WARRANT LIABILITIES (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($) D $ / shares shares	Dec. 31, 2021 D $ / shares shares
CIK 0001839990 Artemis Strategic Investment Corp [Member]
Threshold period for filling registration statement after business combination	15 days	15 days
Period of time within which registration statement is expected to become effective	60 days	60 days
Stock price trigger for redemption of public warrants	$ 9.20	$ 9.20
Share Price		$ 10.00
Adjustment of exercise price of warrants based on market value (as a percent)	115.00%	115.00%
Redemption Of Warrant Price Per Share Equals Or Exceeds18.00 [Member] | CIK 0001839990 Artemis Strategic Investment Corp [Member]
Redemption price per public warrant (in dollars per share)	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days
Stock price trigger for redemption of public warrants	$ 18.00
Threshold trading days for redemption of public warrants	20 days
Threshold consecutive trading days for redemption of public warrants | $	30
Threshold number of business days before sending notice of redemption to warrant holders | $	3
Percentage of adjustment of redemption price of stock based on market value.	180.00%
Warrants | CIK 0001839990 Artemis Strategic Investment Corp [Member]
Warrants outstanding | shares	20,062,500	20,062,500
Warrants expiration term	5 years	5 years
Public Warrants | CIK 0001839990 Artemis Strategic Investment Corp [Member]
Warrants outstanding | shares	10,062,500	10,062,500
Warrants exercisable term from the completion of business combination	30 days	30 days
Warrants expiration term	5 years	5 years
Warrants exercisable for cash | shares		0
Threshold consecutive trading days for redemption of public warrants | D	20	20
Share Price	$ 9.20	$ 9.20
Percentage of gross proceeds on total equity proceeds	60.00%	60.00%
Public Warrants | Redemption Of Warrant Price Per Share Equals Or Exceeds18.00 [Member]
Threshold consecutive trading days for redemption of public warrants | D		30
Public Warrants | Redemption Of Warrant Price Per Share Equals Or Exceeds18.00 [Member] | CIK 0001839990 Artemis Strategic Investment Corp [Member]
Redemption price per public warrant (in dollars per share)		$ 0.01
Minimum threshold written notice period for redemption of public warrants		30 days
Redemption period		30 days
Stock price trigger for redemption of public warrants		$ 18.00
Threshold trading days for redemption of public warrants		20 days
Threshold number of business days before sending notice of redemption to warrant holders | D		3
Percentage of adjustment of redemption price of stock based on market value.		180.00%
Private Placement Warrants | CIK 0001839990 Artemis Strategic Investment Corp [Member]
Warrants outstanding | shares	10,000,000	10,000,000